Premises and Equipment	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Premises and Equipment

Note 7 - Premises and Equipment

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2018 and 2017 are listed below:

	2018	2017
	(dollars in thousands)
Land	$3,215	$3,150
Building and improvements	15,150	12,504
Furniture and equipment	8,808	10,255
Total fixed assets	27,173	25,909
Less accumulated depreciation	12,373	11,181
Net fixed assets	$14,800	$14,728

Depreciation expense was $1.1 million for the year ended December 31, 2018 compared to $857,000 and $1.0 million for the comparable periods of 2017 and 2016, respectively.